RISK MANAGEMENT POLICIES (Details) - Codere Online Business [Member] - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Reserve Quantities [Line Items]
Current assets	€ 6,585	€ 1,994	€ 380
Current liabilities	3,960	2,701	1,157
I L S [Member]
Reserve Quantities [Line Items]
Current assets	351	276	380
Current liabilities	292	270	474
C O P [Member]
Reserve Quantities [Line Items]
Current assets	1,187	21
Current liabilities	743	612
M X N [Member]
Reserve Quantities [Line Items]
Current assets	5,047	1,690	0
Current liabilities	€ 2,925	1,585	€ 683
G B P [Member]
Reserve Quantities [Line Items]
Current assets		7
Current liabilities		€ 235